Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure Of Cash And Cash Equivalents [Line Items]
Notice accounts	€ 26,915		€ 44,239
Effect of movements in exchange rates on cash held	(700)	€ 1,319
United States of America, Dollars
Disclosure Of Cash And Cash Equivalents [Line Items]
Effect of movements in exchange rates on cash held	€ 447		€ 2,035